LOANS FROM THE CONTROLLING SHAREHOLDER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Loans from the controlling shareholder	$ 65,338	$ 37,338
Loans received from the controlling shareholder	$ 28,000	$ 20,000	$ 13,572